INCOME TAXES - Schedule of Loss before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (56,691)	$ (98,479)	$ (146,165)
Macau operations [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	72,886	42,813	(25,450)
Hong Kong and other jurisdictions operations [Member]
Schedule Of Income Taxes [Line Items]
Loss before income tax	$ (129,577)	$ (141,292)	$ (120,715)